Share based compensation - Equity-settled share-based compensation (Detail) - Share based payment reserve	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share based payment arrangement [Line items]
Exercisable warrants at December 31	591,015	550,915	1,940
Shares representing the Exercisable Warrants at December 31	693,310	1,007,500	1,143,500
Weighted average exercise price per share	€ 13.10	€ 9.17	€ 5.26
Weighted average share price at the date of exercise	€ 21.45